REVENUES - Revenue by geography (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 2,318	$ 2,451	$ 4,549	$ 4,819
Other revenues	0	1	20	2
Revenues	2,318	2,452	4,569	4,821
Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,295	1,556	2,523	2,954
Other revenues	0	1	20	2
Revenues	1,295	1,557	2,543	2,956
Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	802	750	1,601	1,602
Other revenues	0	0	0	0
Revenues	802	750	1,601	1,602
Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	221	145	425	263
Other revenues	0	0	0	0
Revenues	221	145	425	263
United Kingdom
Disclosure of operating segments [line items]
Revenues from contracts with customers	216	351	422	674
United Kingdom | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	173	292	333	563
United Kingdom | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	43	59	89	111
United Kingdom | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0	0
United States of America
Disclosure of operating segments [line items]
Revenues from contracts with customers	371	307	816	684
United States of America | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0	0
United States of America | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	371	307	816	684
United States of America | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0	0
Europe
Disclosure of operating segments [line items]
Revenues from contracts with customers	238	247	453	487
Europe | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0	0
Europe | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	238	247	453	487
Europe | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0	0
Australia
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,093	1,186	2,134	2,226
Australia | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,093	1,186	2,134	2,226
Australia | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0	0
Australia | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0	0
Brazil
Disclosure of operating segments [line items]
Revenues from contracts with customers	225	149	431	271
Brazil | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0	0
Brazil | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	4	4	6	8
Brazil | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	221	145	425	263
Other
Disclosure of operating segments [line items]
Revenues from contracts with customers	175	211	293	477
Other | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	29	78	56	165
Other | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	146	133	237	312
Other | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 0	$ 0	$ 0	$ 0